Share-based payments (Details)									3 Months Ended	9 Months Ended
	Sep. 25, 2024 shares	Aug. 14, 2024 shares	Jun. 01, 2024 Option	Mar. 31, 2024 Option € / shares	Mar. 31, 2024 Option $ / shares	Mar. 26, 2024 shares	Mar. 22, 2024 shares	Aug. 14, 2023	Sep. 30, 2024 Option	Sep. 30, 2024 Option
Share-based payments
Right to exercise percentage of vested virtual shares		10.00%						10.00%
Number of shares issued for exercise of stock options | shares		790,185					786,746
Beneficiaries declared the exercise of all their exercisable | shares	790,185					786,746
Number of shares received | shares		790,185					786,746
New VSOP
Share-based payments
Number of options exercised									0	0
RSU Supervisory Board
Share-based payments
Price per share | (per share)				€ 2.80	$ 3.03
Members of executive board and various key employees | LTIP Stock Options
Share-based payments
Number of RSU awards granted				1,374,824	1,374,824
Executive Board members | LTIP Stock Options
Share-based payments
Number of share options granted			25,000
Supervisory Board members | LTIP Stock Options
Share-based payments
Number of RSU's awarded				199,910	199,910